Ordinary shares, Convertible and redeemable preferred shares and warrants (Convertible and redeemable preferred shares - Narrative) (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($) shares	Sep. 30, 2013 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015
Temporary Equity [Line Items]
Deemed dividend | ¥			¥ 14,402,000
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares repurchased by the Company | shares	6,750,000	6,750,000
Repurchased by the Company	$ 2,845,593	¥ 17,532,268
Deemed dividend	$ 2,337,532	¥ 14,402,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Percentage of preferred shareholder vote required for conversion to ordinary shares				66.67%
Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Percentage of preferred shareholder vote required for conversion to ordinary shares				66.67%
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Percentage of preferred shareholder vote required for conversion to ordinary shares				66.67%